OPERATING SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating segment information
Capital Expenditures	$ 107	$ 89	$ 471	$ 412	$ 330
Total Assets	9,393		9,411	8,870	8,330
Operating segments | Polyurethanes
Operating segment information
Capital Expenditures			132	107	85
Total Assets			2,839	2,733	2,687
Operating segments | Performance Products
Operating segment information
Capital Expenditures			115	117	96
Total Assets			2,320	2,242	2,205
Operating segments | Advanced Materials
Operating segment information
Capital Expenditures			73	41	39
Total Assets			918	909	874
Operating segments | Textile Effects
Operating segment information
Capital Expenditures			31	27	34
Total Assets			653	630	591
Operating segments | Pigments
Operating segment information
Capital Expenditures			98	98	57
Total Assets			1,469	1,536	1,376
Corporate and other
Operating segment information
Capital Expenditures			22	22	19
Total Assets			$ 1,212	$ 820	$ 597